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                   Charles Schwab Investment Management, Inc.
                              101 Montgomery Street
                             San Francisco, CA 94104

October 23, 2007

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: Laudus Trust (File Nos. 033-021677 and 811-05547) Filing Pursuant to Rule 497(j)
            Laudus Mondrian Emerging Markets Fund
            Laudus Mondrian International Fixed Income Fund


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated October 23, 2007, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,



Shelley Harding
Corporate Counsel
Charles Schwab Investment Management, Inc.